Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 2,041	$ 1,564		$ 1,352
Arising (released) during the year	284	676		659
Released (used) during the year	(373)	(32)		(50)
Released (unused) during the year	(47)	(167)		397
Total, end of period	1,905	2,041		1,564
Current	0	352	[1]	32	[1],[2]	$ 46
Non current	1,905	1,689	[1]	1,532	[1],[2]	$ 1,306
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	1,051	660		664
Arising (released) during the year	190	590		443
Released (used) during the year	(352)	(32)		(50)
Released (unused) during the year	(47)	(167)		397
Total, end of period	842	1,051		660
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	990	904		688
Arising (released) during the year	94	86		216
Released (used) during the year	(21)	0		0
Released (unused) during the year	0	0		0
Total, end of period	$ 1,063	$ 990		$ 904

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.